Provisions - additional information (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	$ 4,943	$ 5,340	$ 4,969
Balance as of 31 March 2025	5,340
Increase in provisions recognized in the income statement	661
Release of provisions recognized in the income statement	(348)
Provisions used in conformity with designated purpose	(1,003)
Reclassifications	44
Foreign currency translation and other movements	248
Balance as of 30 June 2025	4,943
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	3,450	3,852	3,602
Balance as of 31 March 2025	3,852
Increase in provisions recognized in the income statement	256
Release of provisions recognized in the income statement	(137)
Provisions used in conformity with designated purpose	(703)
Reclassifications	44
Foreign currency translation and other movements	139
Balance as of 30 June 2025	3,450
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	889	921	813
Balance as of 31 March 2025	921
Increase in provisions recognized in the income statement	372
Release of provisions recognized in the income statement	(180)
Provisions used in conformity with designated purpose	(281)
Reclassifications	0
Foreign currency translation and other movements	57
Balance as of 30 June 2025	889
Provisions for onerous contracts related to real estate	278	374	383
Personnel-related restructuring provisions	518	439	334
Provisions for onerous contracts related to technology	93	108	96
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	257	239	240
Balance as of 31 March 2025	239
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	(4)
Provisions used in conformity with designated purpose	(2)
Reclassifications	0
Foreign currency translation and other movements	24
Balance as of 30 June 2025	257
Other
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	346	$ 329	$ 315
Balance as of 31 March 2025	329
Increase in provisions recognized in the income statement	33
Release of provisions recognized in the income statement	(26)
Provisions used in conformity with designated purpose	(17)
Reclassifications	0
Foreign currency translation and other movements	27
Balance as of 30 June 2025	$ 346